Income Taxes (Details) - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2008
Income Taxes (Details) [Line Items]
Income tax expense	$ 0	$ 5
Income taxes, description			In the ordinary course of its business the Company incurs costs that, for tax purposes, are determined to be qualified research expenditures within the meaning of IRC §41 and are, therefore, eligible for the Increasing Research Activities credit under IRC §41.
U.S. federal corporate tax rate			21.00%
Federal net operating loss carryforwards			$ 248,900
State net operating losses			153,800
State net operating losses expire date			506,200		$ 506,204
Federal research and development tax credit carryforwards date			84,700
Federal income tax purposes			74,700
Uncertain tax position			31,900	$ 29,400
Estimate liabilities amount			$ 31,900	$ 29,400